Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	£ (140,926)	£ (190,333)
Recognized in revenue during the year	108,001	135,560
Cash received/amounts invoiced during the year	(149,619)	(86,153)
Contract liabilities - deferred revenue at end of year	(182,544)	(140,926)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of year	40,544	45,966
Recognized in revenue during the year	34,948	39,037
Cash received/amounts invoiced during the year	(39,253)	(43,973)
Loss allowance		(486)
Contract assets - accrued revenue at end of year	36,239	40,544
Contract liabilities - deferred revenue at beginning of year	(117,984)	(171,574)
Recognized in revenue during the year	108,001	135,560
Cash received/amounts invoiced during the year	(149,619)	(86,153)
Reclassified during the year	(6,245)	4,183
Contract liabilities - deferred revenue at end of year	(165,847)	(117,984)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	(22,942)	(18,759)
Reclassified during the year	6,245	(4,183)
Contract liabilities - deferred revenue at end of year	£ (16,697)	£ (22,942)